Share-based compensation (Details Narrative)	1 Months Ended		6 Months Ended
	Mar. 31, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation			$ 1,212,000	$ 1,542,000	$ 7,237,000	$ 9,807,000
Common Class A [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services | shares		1,500,000
Shares issued price per share | $ / shares		$ 4.84			$ 4.84
Common Class B [Member] | Mr. Terence Zou [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share | $ / shares	$ 0.3895
Number of shares issued | shares	3,000,000